Advisory Research All Cap Value Fund (ADVGX)
Advisory Research International Small Cap Value Fund (ADVIX)
Advisory Research International All Cap Value Fund (ADVEX)
Advisory Research Global Value Fund (ADVWX)
Each a series of Investment Managers Series Trust

Supplement dated December 26, 2013
To the Statutory Prospectus and Statement of Additional Information dated February 28, 2013
and
Summary Prospectus dated March 1, 2013 (for All Cap Value Fund)
Summary Prospectus dated March 4, 2013 (for International Small Cap Value Fund)
Summary Prospectus dated March 1, 2013 (for International All Cap Value Fund)
Summary Prospectus dated March 1, 2013 (for Global Value Fund)

Notice to Existing Shareholders of Advisory Research All Cap Value Fund, Advisory Research International Small Cap Value Fund, Advisory Research International All Cap Value Fund, and Advisory Research Global Value Fund (each a “Fund”, and collectively, the “Funds”):

The Board of Trustees of Investment Managers Series Trust recently approved the following changes:

•
For the Advisory Research All Cap Value Fund, the management fee is being reduced from 1.00% to 0.75%, and the contractual annual expense limitation is being reduced from 1.20% to 1.00%, of average daily net assets.

•
The shares of the Advisory Research International Small Cap Fund described in the Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information are being designated as Investor Class shares.  In addition, the Fund’s management fee is being reduced from 1.00% to 0.90% of the Fund’s average daily net assets, a shareholder service fee of up to 0.15% is being implemented with respect to the Investor Class shares, and the contractual annual expense limitation for the Investor Class shares is being increased from 1.25% to 1.30% of average daily net assets.

•
For the Advisory Research International All Cap Value Fund, the management fee is being reduced from 1.00% to 0.80%, and the contractual annual expense limitation is being reduced from 1.35% to 1.10%, of average daily net assets.

•
For the Advisory Research Global Value Fund, the management fee is being reduced from 1.00% to 0.80%, and the contractual annual expense limitation is being reduced from 1.35% to 1.10%, of average daily net assets.

Accordingly, the Funds’ Summary Prospectuses, Statutory Prospectus and Statement of Additional Information are being amended as set forth below.

Advisory Research All Cap Value Fund (ADVGX)

Effective January 1, 2014, the following replaces any inconsistent information in the section titled “Fees and Expenses of the Fund” in the Fund’s Prospectus and Summary Prospectus:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	2.00%
Wire fee	$20
Overnight check delivery fee	$15
Retirement account fees (annual maintenance fee)	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.75%
Distribution (Rule 12b-1) Fees	None
Other expenses	0.51%
Acquired fund fees and expenses	0.01%
Total annual fund operating expenses1	1.27%
Fee waiver and/or expense reimbursements2	(0.26%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement1, 2	1.01%

1
The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which table reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.

2
Effective January 1, 2014, the Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.00% of average daily net assets of the Fund.  This agreement is in effect until February 28, 2014, and it may be terminated before that date only by the Trust’s Board of Trustees.  The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$103	$377	$672	$1,511

The following replaces the first table in the section entitled “Investment Advisor” on page 34 of the Funds’ Prospectus:

Pursuant to the Advisory Agreement, the following table illustrates an annual contractual advisory fee to the Advisor for the services and facilities it provides to each Fund, payable on a monthly basis.

Fund	Contractual Advisory Fees As a Percentage of Average Daily Net Assets
International Small Cap Value Fund	0.90%
Global Value Fund	0.80%
International All Cap Value Fund	0.80%
All Cap Value Fund	0.75%
Strategic Income Fund	0.70%

Advisory Research International Small Cap Value Fund (ADVIX)

Effective immediately, the shares of the Fund described in the Summary Prospectus, Prospectus, and Statement of Additional Information are designated as “Investor Class.”

Effective January 1, 2014, the following replaces any inconsistent information in the section titled “Fees and Expenses of the Fund” in the Fund’s Prospectus and Summary Prospectus:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	2.00%
Wire fee	$20
Overnight check delivery fee	$15
Retirement account fees (annual maintenance fee)	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.90%
Distribution (Rule 12b-1) fees	None
Other expenses (includes shareholder service fee of up to 0.15%)	0.76%
Acquired fund fees and expenses	0.01%
Total annual fund operating expenses1	1.67%
Fee waiver and/or expense reimbursements2	(0.37%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement1, 2	1.30%

1
The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursement do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.

2
Effective January 1, 2014, the Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.30% of the average daily net assets of the Fund.  This agreement is in effect until February 28, 2014, and it may be terminated before that date only by the Trust’s Board of Trustees.  The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$132	$490	$873	$1,945

The following section is added immediately before the section entitled “Service Fees – Other Payments to Third Parties” on page 45 of the Funds’ Prospectus:

SHAREHOLDER SERVICE FEES

The Fund’s Investor Class may pay a fee at an annual rate of up to 0.15% of its average daily net assets to shareholder servicing agents.  Shareholder servicing agents provide administrative and support services to their customers, which may include establishing and maintaining accounts and records relating to shareholders, processing dividend and distribution payments from the Fund’s Investor Class on behalf of shareholders, responding to routine inquiries from shareholders concerning their investments, assisting shareholders in changing dividend options, account designations and addresses, and other similar services.

The following paragraph is added immediately before the section entitled “Marketing and Support Payments” on page 39 of the Funds’ Statement of Additional Information:

Shareholder Servicing Plan

 The Board has adopted, on behalf of the Fund’s Investor Class, a Shareholder Servicing Plan (the “Servicing Plan”) under which banks, trust companies, broker-dealers or other financial intermediaries (each, a “Service Organization”), or the Advisor, may provide certain specified shareholder services. As compensation for the provision of shareholder services, the Fund’s Investor Class will pay a monthly fee at an annual rate of up to 0.15% of the Fund’s Investor Class average daily net assets.  The Fund’s Investor Class may pay fees under the Shareholder Servicing Plan to the Advisor as compensation for providing shareholder services or as reimbursement for arranging for the provision of shareholder services by one or more Service Organizations.  Payments by the Fund’s Investor Class under the Shareholder Servicing Plan may be in addition to any amounts a Service Organization may receive as compensation for distribution or shareholder servicing of shares pursuant to the Rule 12b-1 Plan.

Advisory Research International All Cap Value Fund (ADVEX)

Effective January 1, 2014, the following replaces any inconsistent information in the section titled “Fees and Expenses of the Fund” in the Fund’s Prospectus and Summary Prospectus:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	2.00%
Wire fee	$20
Overnight check delivery fee	$15
Retirement account fees (annual maintenance fee)	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.80%
Distribution (Rule 12b-1) Fees	None
Other expenses	14.41%
Acquired fund fees and expenses	0.01%
Total annual fund operating expenses1	15.22%
Fee waiver and/or expense reimbursements2	(14.11%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement1, 2	1.11%

1
The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which table reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.

2
Effective January 1, 2014, the Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.10% of average daily net assets of the Fund.  This agreement is in effect until February 28, 2014, and it may be terminated before that date only by the Trust’s Board of Trustees.  The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$113	$2,961	$5,256	$9,230

Advisory Research Global Value Fund (ADVWX)

Effective January 1, 2014, the following replaces any inconsistent information in the section titled “Fees and Expenses of the Fund” in the Fund’s Prospectus and Summary Prospectus:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	2.00%
Wire fee	$20
Overnight check delivery fee	$20
Retirement account fees (annual maintenance fee)	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.80%
Distribution (Rule 12b-1) Fee	None
Other expenses	1.53%
Acquired fund fees and expenses	0.01%
Total annual fund operating expenses1	2.34%
Fee waiver and/or expense reimbursements2	(1.23%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement1, 2	1.11%

1
The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which table reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.

2
Effective January 1, 2014, the Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.10% of average daily net assets of the Fund.  This agreement is in effect until February 28, 2014, and it may be terminated before that date only by the Trust’s Board of Trustees.  The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$113	$612	$1,139	$2,581

Please file this Supplement with your records.